Related-party Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Directors and Officers (Kenon's Directors and Officers)	Key management personnel compensation
	For the year ended December 31,
	2020	2019
	$ Thousands

Short-term benefits	1,837	1,839
Share-based payments	351	511
	2,188	2,350

Schedule of Transactions with Related Parties (Excluding Associates)
Transactions with related parties (excluding associates):

	For the year ended December 31,
	2020	2019	2018
	$ Thousands
Sale of electricity	80,416	78,362	80,269
Sale of gas	-	-	6,868
Cost of sales	16	14	14
Other expenses/(income), net	(90)	(63)	393
Financing expenses, net	2,156	1,256	2,091
Interest expenses capitalized to property plant and equipment	119	312	-
Repayment of loan to Ansonia	-	-	(77,085)
Repayment of loan to IC	-	-	(239,971)

Schedule of Transactions with Associates
Transactions with associates:
	For the year ended December 31,
	2020	2019	2018
	$ Thousands
Finance income, net	-	-	8,494
Other income, net	-	66	140

Schedule of Balances with Related Parties
Balances with related parties:

	As at December 31,		As at December 31,
	2020		2019
	Other related parties *	Total	Other related parties *	Total
	$ Thousands		$ Thousands
Cash and cash equivalent	467	467	-	-
Short-term deposits and restricted cash	352,150	352,150	-	-
Trade receivables	9,108	9,108	7,603	7,603

Loans and Other Liabilities
In US dollar or linked thereto	(157,449)	(157,449)	(156,431)	(156,431)

*	IC, Israel Chemicals Ltd (“ICL”), Oil Refineries Ltd (“Bazan”).